REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of breakdown of revenues by channel (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,632.6	$ 1,236.3	$ 3,578.1	$ 2,708.8
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	896.8	640.9	1,898.3	1,333.5
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	519.2	387.3	1,167.7	847.8
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	292.4	192.3	578.1	374.4
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85.2	61.3	152.5	111.3
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	735.8	595.4	1,679.8	1,375.3
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155.0	121.6	391.5	324.9
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	276.1	221.4	704.0	541.7
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 304.7	$ 252.4	$ 584.3	$ 508.7